UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        KOM Capital Management, LLC
             Knoll Capital Management, L.P.
Address:     200 Park Avenue
             Suite 3900
             New York, New York 10166

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick G. O'Neill
Title: Chief Operating Officer
Phone: (212) 808-7474

Signature, Place, and Date of Signing:

/s/ Patrick G. O'Neill, New York, New York, August 18, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers: 0


Form 13F Information Table Entry Total: 25 Data Records


Form 13F Information Table Value Total: $190,125,000


List of Other Included Managers:  NONE


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      Column 1                  Column 2     Column 3  Column 4          Column 5       Column 6  Column 7        Column 8

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   NAME OF ISSUER               TITLE OF      CUSIP     VALUE       SHRS OR SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                  CLASS                (x$1000)     PRN AMT PRN  CALL  DISCRETION MANAGERS----------------------
                                                                                                             SOLE   SHARED  NONE

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
Acacia Research Corp.              COM       003881307    1,300     274,300   SH          SOLE              274,300
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Alfacell Corp.                     COM       015404106    5,010   2,266,780   SH          SOLE            2,266,780
--------------------------------------------------------------------------------------------------------------------------------
American Pharmaceuticals Ptn       COM       02886P109   40,360     978,424   SH          SOLE              978,424
--------------------------------------------------------------------------------------------------------------------------------
Ampex Corp.                        COM       032087108   12,128     308,600   SH          SOLE              308,600
--------------------------------------------------------------------------------------------------------------------------------
ATP Oil and Gas Corp               COM       00208J108   31,482   1,345,400   SH          SOLE            1,345,400
--------------------------------------------------------------------------------------------------------------------------------
Bioveris Corp.                     COM       090676107    4,262     975,300   SH          SOLE              975,300
--------------------------------------------------------------------------------------------------------------------------------
Call Liberty Media Jul 10          CALL      530718905       96       3,206       CALL    SOLE                3,206
--------------------------------------------------------------------------------------------------------------------------------
Cameco Corp                        COM       13321L108    2,238      50,000   SH          SOLE               50,000
--------------------------------------------------------------------------------------------------------------------------------
Carrizo Oil & Gas Inc.             COM       144577103      853      50,000   SH          SOLE               50,000
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp             COM       165167107    6,840     300,000   SH          SOLE              300,000
--------------------------------------------------------------------------------------------------------------------------------
Coeur D Alene Mines Corp.          COM       192108108      454     125,000   SH          SOLE              125,000
--------------------------------------------------------------------------------------------------------------------------------
Discovery Laboratories Inc.        COM       254668106    4,449     610,257   SH          SOLE              610,257
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Flamel Technologies SA        SPONSORED ADR  338488109   30,735   1,697,578   SH          SOLE            1,697,578
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Goldcorp Inc.                      COM       380956409    2,416     153,100   SH          SOLE              153,100
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Hecla Mining Co.                   COM       422704106    5,363   1,176,100   SH          SOLE            1,176,100
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Hythiam Inc                        COM       44919F104    8,888   1,587,200   SH          SOLE            1,587,200
--------------------------------------------------------------------------------------------------------------------------------
International Displayworks         COM       459412102    8,025   1,003,100   SH          SOLE            1,003,100
--------------------------------------------------------------------------------------------------------------------------------
Ionatron Inc.                      COM       462070103    3,152     366,900   SH          SOLE              366,900
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Mikohn Gaming                      COM       59862K108    1,325      90,000   SH          SOLE               90,000
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Occulogix Inc.                     COM       67461T107    1,916     228,346   SH          SOLE              228,346
--------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co.                COM       701081101    4,031     575,100   SH          SOLE              575,100
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Petrokazakhstan Inc.               COM       71649P102   10,974     300,000   SH          SOLE              300,000
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Radiologix Inc.                    COM       75040K109      782     183,900   SH          SOLE              183,900
--------------------------------------------------------------------------------------------------------------------------------
Syntroleum Corp.                   COM       871630109    2,376     231,600   SH          SOLE              231,600
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US Energy Corp. WYO                COM       911805109      670     187,283   SH          SOLE              187,283
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